Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Warrants	warrants
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2023	510,794,865	$0.02	1.73	$13,263
Granted	474,999,993	0.03	-	-
Forfeited	(20,960,439)	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2023	964,834,419	$0.03	5.00	$-
Granted	10,454,500	0.03	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2024	975,288,919	$0.03	4.00	$-

Exercisable, December 31, 2024	975,288,919	$0.03	4.00	$-

Schedule of Summarized the Option Activity

The following table summarized the option activity for the years ended December 31, 2024 and 2023:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term (in years)	Value
Balance Outstanding, January 1, 2023	163,142,084	$0.004	8.96	$-
Granted (Share Exchange)	-	0.004	-	4,070,727
Forfeited (Share Exchange)	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2023	163,142,084	$0.004	9.62	$1,003,656
Granted	21,122,239	0.004	10.0	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2024	184,264,323	$0.004	8.68	$350,102

Exercisable, December 31, 2024	181,065,098	$0.004	8.68	$$344,024